Capital and other reserves - Schedule of Capital and Other Reserves (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Equity	SFr 1,397.0	SFr 1,457.4	SFr 1,391.8	SFr 1,231.0	SFr 1,182.8	SFr 1,074.5
Capital reserves
Disclosure of reserves within equity [line items]
Equity	1,242.8	1,227.6	1,210.0	1,169.7	1,152.9	1,140.8
Share premium
Disclosure of reserves within equity [line items]
Equity	756.9		756.9
Legal reserves
Disclosure of reserves within equity [line items]
Equity	61.5		53.9
Equity transaction costs
Disclosure of reserves within equity [line items]
Equity	(8.7)		(8.7)
Tax impact on equity transaction costs
Disclosure of reserves within equity [line items]
Equity	1.3		1.3
Share-based compensation
Disclosure of reserves within equity [line items]
Equity	431.9		406.7
Other reserves
Disclosure of reserves within equity [line items]
Equity	(47.6)	SFr (12.9)	(4.0)	SFr (4.4)	SFr (4.9)	SFr (9.8)
Foreign currency translation effect
Disclosure of reserves within equity [line items]
Equity	(54.1)		(1.1)
Taxes on foreign currency translation effect
Disclosure of reserves within equity [line items]
Equity	6.4		(0.1)
Actuarial gains and losses
Disclosure of reserves within equity [line items]
Equity	0.1		(3.4)
Taxes on actuarial gains and losses
Disclosure of reserves within equity [line items]
Equity	SFr 0.0		SFr 0.7